Investment Securities (Schedule Of Realized Gain (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities [Abstract]
Available-for-sale Securities, Gross Realized Gains	$ 184	$ 209	$ 221
Available-for-sale Securities, Gross Realized Losses	(15)	(14)	(21)
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	(14)	(14)	(20)
Other gain (loss) on investments, net	$ 155	$ 181	$ 180